Schedule of Investments
March 31, 2021 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 89.3%

Communication Services - 3.8%
Interpublic Group of Cos Inc/The	15,405	449,826
Lumen Technologies Inc	31,261	417,334
News Corp - Class A	17,844	453,773
News Corp - Class B	18,493	433,846

		1,754,779

Consumer Discretionary - 17.5%
Advance Auto Parts Inc	2,300	422,027
BorgWarner Inc	9,032	418,724
Gap Inc/The	15,508	461,828
Hanesbrands Inc	22,420	441,001
Hasbro Inc	3,874	372,369
L Brands Inc (2)	7,811	483,188
Leggett & Platt Inc	8,338	380,630
LKQ Corp (2)	10,282	435,237
Mohawk Industries Inc (2)	2,392	460,006
Newell Brands Inc	15,839	424,168
Norwegian Cruise Line Holdings Ltd (2)	14,000	386,260
PulteGroup Inc	8,041	421,670
PVH Corp	3,859	407,896
Ralph Lauren Corp	3,493	430,198
Tapestry Inc (2)	10,338	426,029
Under Armour Inc - Class A (2)	19,031	421,727
Under Armour Inc - Class C (2)	22,951	423,675
Whirlpool Corp	1,988	438,056
Wynn Resorts Ltd	3,238	405,948

		8,060,637

Consumer Staples - 1.7%
Lamb Weston Holdings Inc	5,074	393,134
Molson Coors Beverage Co - Class B	7,538	385,569

		778,703

Energy - 7.2%
Apache Corp	19,315	345,739
Cabot Oil & Gas Corp	21,032	394,981
ConocoPhillips	7,211	381,967
Devon Energy Corp	16,721	365,354
Diamondback Energy Inc	4,834	355,251
HollyFrontier Corp	10,635	380,520
Marathon Oil Corp	33,335	356,018
NOV Inc	26,390	362,071
Technip Energies NV (2)	6,813	102,069
TechnipFMC PLC (2)	34,068	263,005

		3,306,975

Financials - 12.7%
Assurant Inc	2,660	377,108
Cboe Global Markets Inc	3,891	384,003
Comerica Inc	6,312	452,823
Everest Re Group Ltd	1,548	383,610
Franklin Resources Inc	14,499	429,170
Globe Life Inc	3,816	368,740
Huntington Bancshares Inc/OH	27,346	429,879
Invesco Ltd	18,820	474,640
Lincoln National Corp	7,202	448,469
Loews Corp	8,048	412,701
People's United Financial Inc	23,846	426,843
Unum Group	15,412	428,916
W R Berkley Corp	5,455	411,034
Wells Fargo & Co (2)(6)	1	0
Zions Bancorp NA	8,001	439,735

		5,867,671

Healthcare - 3.2%
DENTSPLY SIRONA Inc	6,920	441,565
Henry Schein Inc (2)	5,419	375,212
Perrigo Co PLC	8,143	329,547
Universal Health Services Inc	2,635	351,483

		1,497,807
Industrials - 15.3%
A O Smith Corp	6,610	446,902
Alaska Air Group Inc	6,715	464,745
Allegion plc	3,113	391,055
American Airlines Group Inc	20,268	484,405
CH Robinson Worldwide Inc	3,860	368,360
Flowserve Corp	10,256	398,035
Fortune Brands Home & Security Inc	4,274	409,535
Howmet Aerospace Inc	14,101	453,065
Huntington Ingalls Industries Inc	2,307	474,896
Nielsen Holdings PLC	17,361	436,629
Pentair PLC	6,846	426,643
Quanta Services Inc	5,057	444,915
Robert Half International Inc	5,798	452,650
Snap-on Inc	1,957	451,558
Textron Inc	7,660	429,573
United Airlines Holdings Inc (2)	8,378	482,070

		7,015,036

Information Technology - 8.2%
DXC Technology Co	13,391	418,603
F5 Networks Inc (2)	1,945	405,766
FLIR Systems Inc	7,168	404,777
IPG Photonics Corp (2)	1,554	327,801
Jack Henry & Associates Inc	2,237	339,398
Juniper Networks Inc	15,635	396,035
NortonLifeLock Inc	17,436	370,689
Vontier Corp (2)	10,848	328,369
Western Union Co/The	16,515	407,260
Xerox Holdings Corp	15,624	379,194

		3,777,892

Materials - 6.3%
Avery Dennison Corp	2,336	429,006
CF Industries Holdings Inc	8,764	397,710
International Flavors & Fragrances Inc	3,380	471,882
Mosaic Co/The	13,853	437,893
Packaging Corp of America	2,624	352,876
Sealed Air Corp	7,913	362,574
Westrock Co	8,324	433,264

		2,885,205
Real Estate Investment Trust - 7.8%
Apartment Income REIT Corp	1,835	78,465
Federal Realty Investment Trust	4,257	431,873
Host Hotels & Resorts Inc	27,272	459,533
Iron Mountain Inc	12,291	454,890
Kimco Realty Corp	23,749	445,294
Regency Centers Corp	7,412	420,335
SL Green Realty Corp	6,264	438,417
UDR Inc	9,939	435,925
Vornado Realty Trust	9,704	440,465

		3,605,197

Utilities - 5.8%
Alliant Energy Corp		7,031	380,799
Atmos Energy Corp		3,797	375,333
CenterPoint Energy Inc		16,744	379,252
Evergy Inc		7,177	427,247
NiSource Inc		15,795	380,817
NRG Energy Inc		9,502	358,510
Pinnacle West Capital Corp		4,532	368,676

			2,670,634

Total Common Stocks	(Cost	$32,795,361)	41,220,536

Money Market Registered Investment Companies - 9.6%

Meeder Institutional Prime Money Market Fund, 0.06% (3)		4,409,729	4,410,611

Total Money Market Registered Investment Companies	(Cost	$4,410,610)	4,410,611

Bank Obligations - 0.0%

First Merchants Bank Deposit Account, 0.30%, 4/1/2021 (4)		8,162	8,162
Metro City Bank Deposit Account, 0.10%, 4/1/2021 (4)		19	19
Pacific Mercantile Bank Deposit Account, 0.10%, 4/1/2021 (4)		20	20

Total Bank Obligations	(Cost	$8,201)	8,201

Total Investments - 98.9%	(Cost	$37,214,172)	45,639,348

Other Assets less Liabilities - 1.1%			497,796

Total Net Assets - 100.0%			46,137,144

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,036	13,768
Meeder Dynamic Allocation Fund - Retail Class		2,640	37,224
Meeder Muirfield Fund - Retail Class		1,407	12,269
Meeder Conservative Allocation Fund - Retail Class		305	7,302

Total Trustee Deferred Compensation	(Cost	$55,155)	70,563

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	18	6/18/2021	4,689,540	(63,347)

Total Futures Contracts	18		4,689,540	(63,347)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$45,631,147	$(63,347)
Level 2 - Other Significant Observable Inputs	8,201	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$45,639,348	$(63,347)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.
(5)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
(6)	Fair valued security deemed a Level 3 security.
(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.